FORM N-CSRS/A

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/08

Date of reporting period:                            06/30/08



The registrant is filing this amendment to include the text of item 4(b) on page v under section "Certification"; and titles of the undersigned under section titled "Certification" on page v.































                                      -i-



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                                MID-YEAR REPORT

                                 JUNE 30, 2008


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.



To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $12.85 and ended the past six months at $11.92. The Fund's total return for this period was -7.24%. The fol-lowing table may be helpful in comparing the Fund's performance with other in-dexes.
            Fund & Indexes       2008 Performance       Year-To-Date (Loss)
            --------------                              -------------------
            NorthQuest Capital Fund                           (7.24 %)
            Dow Jones Industrials                            (14.44 %)
            NASDAQ OTC Composite                             (13.55 %)
            S&P 500                                          (12.83 %)

    The Fund purchased $206,597 of common stock securities during the first half of 2008. The following shares were added to the Fund's investment portfolio.
    1. 200    Amgen Incorporated (AMGN)      3. 1,500 Parker-Hannifin Corp. (PH)
    2. 2,000  JPMorgan Chase & Co. (JPM)     4. 500   Technitrol Inc. (TNL)

JPMorgan Chase ("JPM") and Parker-Hannifin ("PH") are new holdings. JPM is a financial services company with operations in over 50 countries. James Dimon, the chairman and Chief Executive Officer ("CEO" )of JPM, is known in the bank-ing industry as an intense cost cutter and an opportunist. Dimon keeps his management team on constant alert with regard to risk management. PH is a global manufacturer of motion and control products (hydraulic hoses, sensors, valves, and brass fittings) for many industries. Donald Washkewizc, the chairman and CEO of PH, has been instrumental in turning PH into an efficient and profitable firm. JPM and PH have strong management teams and products that should produce above average returns.
   The Fund sold $218,874 of Fund common stock securities. Bank of America
(BAC), Diebold Inc. (DBD), Hershey Company (HSY), and Sealed Air Corp. (SEE) are no longer in the Fund's portfolio. These firms were not living up to our invest-ment standards (such as questionable acquisitions, accounting practices, incom-petent leadership, inconsistent earnings and high long-term debt).
   The media continues to pound the public with daily negative business news. Our American companies are being blamed for everything from the high price of gasoline to global warming. Corporate bashing by the media and politicians is a direct attack on us (U.S. citizens). It is the profits of successful American businesses that pay taxes, dividends, salaries, various employee benefits, and philanthropies. These companies create and innovate at their own risk. So let's give credit to corporate America for doing their part in keeping the U.S.A strong and free. Investing in common stocks of American corporations is not only an investment in a company, but in America (which makes those who have invest in America, "PATRIOTS").
   Our shareholders re-elected our current Board of Directors for another year of service. Sanville & Company was also approved by Fund shareholders to audit the Fund's year-end financial statements for 2008. Thank you for your votes.
   Please find enclosed the Fund's financial report and a shareholder account statement. Please do not hesitate to call or write any comments or questions that you may have about this report.


                                                    Sincerely,

                                                /s/ Peter J. Lencki
                                                    President


                                       1



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                                 June 30, 2008
                                 -------------
                       *
       Top Ten Holdings                               Asset  Allocation
      (% of Nets Assets)                              (% of Net Assets)
      ------------------                              -----------------

General Dynamics Corp.  10.66%                  Chemicals               7.78%

Berkshire Hathaway       6.43%                  Defense                10.66%

Stryker Corp.            6.10%                  Electrical              4.66%

Fiserv Inc.              4.79%                  Energy                  7.04%

McGraw-Hill              4.66%                  Financial               6.30%

Exelon Corporation       4.56%                  Industrial             11.80%

Parker-Hannifin Corp.    4.51%                  Insurance              14.37%

ChoicePoint Inc.         4.48%                  Medical                17.36%

Amgen Incorp.            4.38%                  Publishing              4.66%

3M Company               4.11%                  Technology             10.02%
                         -----
                        54.68%                  Other Assets
                        ======                  less liabilities, Net   5.35%
                                                                       ------
                                                                      100.00%
                                                                      =======







* Portfolio holdings are subject to change and are not recommendations of individual stocks.
















                                       2



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                                 JUNE 30, 2008
                                 -------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008 to June 30, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value           January 1, 2008
                  January 1, 2008       June 30, 2008           to June 30, 2008
                  ---------------     -----------------        -----------------

Actual               $1,000.00           $  927.63                  $ 8.58
Hypothetical
(5% return
before expenses)     $1,000.00           $1,015.96                  $ 8.97

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 182 days/366 days [number of days in most recent fiscal half-year/365 [or 366](to reflect the one-half year period).

                                       3



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                                 June 30, 2008
                                 -------------
                                  (Unaudited)
                                                                    Fair
COMMON STOCKS - 94.65%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 4.38%
------------------------------
Amgen Incorp. *                          2,200   $   126,843   $   103,752
                                                   ----------    ----------

Computer Hardware & Software - 8.06%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       113,425
Symantec Corp. *                         4,000        38,022        77,400
                                                   ----------    ----------
                                                     147,355       190,825
                                                   ----------    ----------
Defense Industry - 10.66%
------------------------
General Dynamics Corp.                   3,000       100,926       252,600
                                                   ----------    ----------

Electrical Products/Equipment - 4.66%
-------------------------------------
General Electric Company                 2,800        91,773        74,732
Technitrol Inc.                          2,100        42,238        35,679
                                                   ----------    ----------
                                                     134,011       110,411
                                                   ----------    ----------

Financial Services - 6.30%
--------------------------
JPMorgan Chase & Co. *                   2,000        75,722        68,620
U.S. Bancorp                             2,500        74,356        69,725
Washington Mutual Inc.                   2,200        78,861        10,846
                                                   ----------    ----------
                                                     228,939       149,191
                                                   ----------    ----------
Industrials - 11.80%
-------------------
Donaldson Co.                            1,800        35,487        80,352
Parker-Hannifin Corp. *                  1,500       114,048       106,980
Reliance Steel & Aluminum                1,200        54,761        92,508
                                                   ----------    ----------
                                                     204,296       279,840
                                                   ----------    ----------
Insurance - 14.37%
------------------
Allstate Corporation                     1,800        93,537        82,062
Berkshire Hathaway, Class B *               38        89,457       152,456
ChoicePoint Inc. *                       2,200        94,513       106,040
                                                   ----------    ----------
                                                     277,507       340,558
                                                   ----------    ----------


   The accompanying notes are an integral part of these financial statements.
                                       4



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                                 June 30, 2008
                                 -------------
                                  (Unaudited)
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 12.98%
-------------------------------
Medtronic, Inc.                          1,800   $    89,689   $    93,150
Pfizer Inc.                              4,000       119,419        69,880
Stryker Corp.                            2,300        72,731       144,624
                                                   ----------    ----------
                                                     281,839       307,654
                                                   ----------    ----------

Natural Gas Distribution - 2.48%
--------------------------------
New Jersey Resources                     1,800        39,123        58,770
                                                   ----------    ----------

Petroleum & Chemical Industry - 7.78%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        42,890
Exxon Mobil Corporation                    500        18,755        44,065
3M Company                               1,400       103,918        97,426
                                                   ----------    ----------
                                                     166,353       184,381
                                                   ----------    ----------

Publishers - 4.66%
------------------
McGraw-Hill                               2,750       89,892       110,330
                                                   ----------    ----------

Telecommunications Equip. Industry - 1.96%
------------------------------------------
Cisco Systems *                           2,000       31,657        46,520
                                                   ----------    ----------

Utility (Electric) Industry - 4.56%
-----------------------------------
Exelon Corporation                        1,200       45,254       107,952
                                                   ----------    ----------

TOTAL COMMON STOCKS                              $ 1,873,995     2,242,784
                                                   ----------    ----------

OTHER ASSETS LESS LIABILITIES - 5.35%                              126,661
                                                                 ----------

NET ASSETS - 100.00%                                           $ 2,369,445
                                                                 ==========


* Non-income producing during the period.
  The accompanying notes are an integral part of these financial statements.

                                       5



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                                 June 30, 2008
                                 -------------
                                  (Unaudited)



Assets

Investments in securities at fair value (cost $1,873,995)         $ 2,242,784
Cash                                                                    3,279
Cash, interest bearing                                                124,888
Dividends and interest receivable                                       3,289
                                                                   -----------

          Total Assets                                              2,374,240
                                                                   -----------


Liabilities

Accrued expenses                                                        4,795
                                                                   -----------

Net Assets                                                        $ 2,369,445
                                                                   ===========

Composition of Net Assets:
  Common stock, at $.001 par value                                $       199
  Paid-in capital                                                   2,004,351
  Accumulated net realized loss on investments                         (3,387)
  Undistributed net investment loss                                    (  507)
  Net unrealized appreciation of securities                           368,789
                                                                   -----------

Net Assets (equivalent of $11.92 per share based on
198,699 shares outstanding) (Note 4)                              $ 2,369,445
                                                                   ===========















   The accompanying notes are an integral part of these financial statements.

                                       6



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                         Six months ended June 30, 2008
                         ------------------------------
                                  (Unaudited)




Investment Income
  Dividends                                                    $ 20,797
  Interest                                                          542
                                                               ---------

          Total Income                                           21,339
                                                               ---------

Expenses
  Investment advisory fee (Note 2)                               12,204
  Audit and accounting                                            4,795
  Bank fees                                                         100
  Legal services                                                    500
  Office expense                                                    247
  Telephone                                                         640
  Postage and printing                                            1,225
  Registration and fees                                           1,615
  Taxes                                                             520
                                                               ---------

          Total Expenses                                         21,846
                                                               ---------

Net Investment Loss                                            (    507)
                                                               ---------


Realized and Unrealized Loss from Investments (Note 5)

    Net realized loss on investments                           (  3,382)
    Net decrease in unrealized appreciation on investments     (179,428)
                                                               ---------

Net realized and unrealized loss from investments              (182,810)
                                                               ---------

Net decrease in net assets resulting from operations          $(183,317)
                                                               =========









   The accompanying notes are an integral part of these financial statements.
                                       7



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statements of Changes in Net Assets
                      -----------------------------------



                                                       (Unaudited)
                                                       For the Six
                                                      months ended   Year ended
                                                        June 30,    December 31,
                                                          2008          2007
                                                      ------------  ------------
Increase (decrease) in net assets from operations

Net investment income (loss)                          $  (    507)  $     1,329
Net realized loss from investments                       (  3,382)         -
Unrealized appreciation (depreciation) from
      investments                                        (179,428)     ( 98,909)
                                                         ---------     ---------

Net increase (decrease) in net assets resulting
     from operations                                     (183,317)     ( 97,580)

Distributions to shareholders from net
     investment income                                       -         (  1,329)

Capital share transactions (Note 4)                        34,022       127,694
                                                        ----------     ---------

     Increase (decrease) in net assets                   (149,295)       28,785


Net Assets
     Beginning of year                                  2,518,740     2,489,955
                                                        ----------    ----------

     End of year (includes $0 and $(507) of           $ 2,369,445   $ 2,518,740
     undistributed net investment income)               ==========    ==========



















    The accompanying notes are an integral part of these financial statements.
                                       8



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------



                                          1
                                      2008     2007     2006     2005     2004
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $12.85   $13.35   $11.77   $11.93   $10.96
--------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income (Loss) (2)        -        .01      -       (.03)     -
Net Realized and Unrealized Gain
           (Loss) on Investments       (.93)    (.50)    1.58     (.13)     .97
                                       -----    -----    -----    -----    -----
Total from Investment Operations       (.93)    (.49)    1.58     (.16)     .97
--------------------------------------------------------------------------------

Less Distributions from Net
               Investment Income        -       (.01)     -        -        -
--------------------------------------------------------------------------------

Net Asset Value, End of Period       $11.92   $12.85   $13.35   $11.77   $11.93
--------------------------------------------------------------------------------

Total Return (3)                     (7.24%)  (3.69%)  13.42%   (1.34%)    8.85%
--------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net Assets, end of Period (000's)    $ 2,369  $ 2,519  $ 2,490  $ 2,064  $ 1,850

Ratio of Expenses, after reim-
bursement to Average Net Assets (2)    1.79%a   1.79%    1.82%    1.88%    1.38%

Ratio of Expenses, before reim-
bursement to Average Net Assets (2)    1.79%a   1.79%    1.82%    1.88%    1.86%

Ratio of Net Investment Income
   (Loss) to Average Net Assets       (0.02%)a   -        -      (0.31%)    -

Portfolio Turnover Rate                8.84%    0.00%    1.67%    0.00%    3.18%
--------------------------------------------------------------------------------

a   The six month period is annualized

1   For the six months ended June 30, 2008 (Unaudited)

2 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

3   Total return assumes reinvestment of dividends



    The accompanying notes are an integral part of these financial statements.
                                       9



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 June 30, 2008
                                 -------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   New Accounting Pronouncements: The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No.48 - Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No.48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examina-tion. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Manage-ment of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transpar-ency of inputs to the valuation of an asset or liability. Inputs may be ob-servable or unobservable and refer broadly to the assumptions that market
                                      10



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2008
                                 -------------




1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the as-sumptions that market participants would use in pricing the asset or liabil-ity developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the in-puts which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $2,242,784           $         0
      Level 2                                0                     0
      Level 3                                0                     0
                                    ----------           -----------
      Total                         $2,242,784           $         0
                                    ==========           ===========

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument

   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.


                                      11



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2008
                                 -------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Estimates: The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating ex-penses exceed 1.82%. The Advisor has agreed to pay all IRA custodial fees which amounted to $398 as of 06/30/08.

   The management fee for the six months year ended June 30, 2008, as computed pursuant to the advisory agreement totaled $12,204.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.


3. INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2008, purchases and sales of investment se-curities other than short-term investments aggregated $206,597 and $218,874, respectively.


4. CAPITAL SHARE TRANSACTIONS

   As of June 30, 2008, there were 500,000,000 shares of $.001 par value capital stock authorized.
                                    June 30, 2008           December 31, 2007
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                    3,944    $  48,775       15,504    $ 207,852
   Shares issued in
    Reinvestment of dividends      -            -             103        1,328
   Shares redeemed              ( 1,190)    ( 14,753)     ( 6,149)    ( 81,486)
                                --------    ---------     --------    ---------
   Net increase (decrease)        2,754    $  34,022        9,458    $ 127,694
                                ========    =========     ========    =========

                                      12



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2008
                                 -------------


5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   At June 30, 2008, the gross unrealized appreciation for all securities totaled $570,591 and the gross unrealized depreciation for all securities totaled $201,802 or a net unrealized appreciation of $368,789. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $1,873,995.

   The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                           2007              2006
                                          ------            ------
           Net investment income         $ 1,329               -

   For the year ended December 31, 2007 a dividend from net investment income of $.01/share was paid to shareholders of record as of December 28, 2007.



6. LEGAL PROCEEDINGS

   During a routine examination in May, 2003, the Securities and Exchange Com-mission ("SEC") staff questioned the procedure in which shareholders were transferred into the Fund from an affiliated limited partnership ("LP") man-aged by the Advisor. The SEC believed that the limited partners of the LP should have been accepted into the Fund on the same day as opposed to differ-ent days. The Fund and the Advisor have cooperated with the SEC and undertook a procedure to recalculate the shares to the affected shareholders. The af-fected shareholders were issued 1,582 additional shares of the Fund and the Advisor reimbursed the Fund $543 for losses sustained due to redemptions. The administrative proceedings ended in November, 2006.


















                                      13



(page)
BOARD OF DIRECTORS INFORMATION                                    June 30, 2008
NorthQuest Capital Fund, Inc.

The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS
Independent directors received no compensation for the six month period ending June 30, 2008.
                                                                   Other Public
                              Term/Time   Principal Occupation     Company
Name & Age         Position    on Bd.     During Last 5 Years      Directorships
----------         --------  -----------  ---------------------    -------------
Robert S. Keesser    Lead    1 Year &      Zone Sales Manager         None
Age 46             Director  served since  NGK Spark Plug Co.
                             Fund's        Irvine, CA
                             inception

John G. Padovano   Director  1 Year &       President                 None
Age 60                       served since  Rand Direct, Inc.
                             Fund's        packaging business
                             inception     Edison, NJ

Robert R.Thompson  Director  1 Year &      Vice-President/Owner       None
Age 53                       served since  Automotive Parts Dist.
                             Fund's        Thompson & Co.
                             inception     Union, NJ

INTERESTED DIRECTOR
Peter J. Lencki    Director  1 Year &      Portfolio Manager          None
Age 53             President served since  NorthQuest Capital Fund
                   Treasurer Fund's        Colts Neck, NJ
                             inception

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter Lencki is president/owner in the Fund's Investment Adviser.

BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT
The discussion regarding the basis for the Board of Directors approving any advisory contract with the Fund will be available in the Fund's Annual Report.

PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                      14



(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701







This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or persons per-forming similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets of $2.4 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal con-trol procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Auditors have re-viewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above




                                      iv



(page)
   B. Certification.
                               CERTIFICATION

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-CSRS for the NorthQuest Capital Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, misleading with respect to the period covered by this report:

3. Based on my knowledge, the financial statements, and other financial information included in the report, fairly present in all material respects, and cash flows (if the financial statements are required to include a state-ment of cash flows) of the investment company as of, and for, the periods presented in the report;

4. The Fund is small and has about 2.4 million dollars in total assets. Mr. Peter J. Lencki, President and Chief Financial Officer, is the certifying officer of the Fund. Peter J. Lencki is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known by him to all others associated with the Fund, particularly during the period which this report is being prepared;
   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for exter-nal purposes in accordance with generally accepted accounting principles;
   c) evaluated the effectiveness of the investment company's disclosure con-trols and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
   d) Peter J. Lencki has evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and I have discused, based on our most recent evaluation, to the registrant's auditors:
   a) that we were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrant's ability to record, process, summarize, and report financial data; and
   b) that there was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls; and

6. I hereby state in this report that there are no changes in internal controls or other factors that significantly affect internal controls subsequent to the date our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:  07/15/08
                                                     /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
                                       v



(page)


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  07/15/08




   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003

































                                      vi